Commitments (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Summary of Commitments [Line Items]
Operating Leases, Income Statement, Sublease Income	$ 127	$ 651
Operating Leases, Net Rent Expense	599	129
Research and Development and Other commitment	4,032	3,997
Purchase Obligation, Due in Next Twelve Months	1,180
Purchase Obligation, Due in Second Year	1,180
Purchase Obligation Expended	$ 2,148	$ 1,832